Taxes - Current and deferred income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	$ (186)	$ (334)	$ (167)
Deferred tax income	6	96	309
Total income tax (expense)/income	(180)	(238)	142
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(80)	(95)	(74)
Deferred tax income	25	25	313
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(106)	(239)	(93)
Deferred tax income	$ (19)	$ 71	$ (4)